Equity- Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Nov. 13, 2013	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2017	Jan. 31, 2016	Dec. 31, 2013
Class of Stock [Line Items]
Dividends, Common Stock, Cash		$ 102	$ 102	$ 103	$ 102	$ 90	$ 83	$ 85	$ 73		$ 409	$ 331
Common Stock, Dividends, Per Share, Declared		$ 0.17	$ 0.17	$ 0.17	$ 0.17	$ 0.15	$ 0.15	$ 0.15	$ 0.13		$ 0.68	$ 0.58	$ 0.52
2016		902,920				1,163,975	4,455,675	4,362,695	4,361,500		902,920	14,343,845
Accelerated Share Repurchases, Final Price Paid Per Share		$ 55.42				$ 47.14	$ 46.27	$ 46.44	$ 45.06
Stock Repurchased During Period, Value		$ 50				$ 56	$ 206	$ 202	$ 196		$ 50	$ 660
Income (Loss) from Equity Method Investments											25	6	$ 25
Share-based Compensation, Less Business Combination Related Costs											123	111	82
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value											$ 130	$ 96	$ 138
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											3,251,017	3,457,590	2,801,900
Granted, Number of options											751,615	882,335	771,010
Stock-based compensation											$ 124	$ 111	$ 97
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount											13	11	7
Excess Tax Benefit from Share-based Compensation, Operating Activities											$ 15
Tax benefits from stock option plans												$ 19	$ 26
Common Stock, Capital Shares Reserved for Future Issuance		14,300,000									14,300,000
Number of Options, Exercised		2,787,525									2,787,525
Weighted Average Exercise Price, Exercised		$ 32									$ 32
Payments relating to treasury shares received for restricted stock tax payments and stock option exercises											1,074,162	979,295	1,203,380
Treasury Stock, Shares, Retired	35,273,515
Treasury shares retired in connection with formation of ICE Group	$ 1,500
Repurchases of common stock, Shares												902,920	14,343,845
Repurchases of common stock											$ 50	$ 660	$ 645
Stock Repurchase Program, Authorized Amount			$ 1,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 950									$ 950
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 45				$ 39.99					$ 45	$ 39.99	$ 35.36			$ 29.40
Employee Stock Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value											$ 18	$ 22	$ 39
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years
Share Based Compensation Arrangement By Share Based Payment Award Awards Exercise Period											10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 8									$ 8
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											1 year 8 months
Number of Options, Exercised		2,787,525				2,699,865					2,787,525	2,699,865	2,809,220
Weighted Average Exercise Price, Exercised		$ 32				$ 28					$ 32	$ 28	$ 23
Employee Stock Option [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock Options Granted Expire Period											14 days
Employee Stock Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock Options Granted Expire Period											60 days
Time Based And Performance Based Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											3,251,017	3,457,590	2,801,900
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 119									$ 119
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											1 year 2 months
Time Based Restricted Units [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											2,325,985	1,871,785	1,929,485
Performance Based Restricted Stock Units [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											925,032
Stock-based compensation											$ 26
Stock Granted, Value, Share-based Compensation, Net of Forfeitures											$ 45
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Typical Vesting Period		3 years
Performance Based Restricted Stock Units [Member] | Maximum [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Shares Reserved For Future Issuance															1,654,620
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Treasury shares retired in connection with formation of ICE Group	1,100
Retained Earnings [Member]
Class of Stock [Line Items]
Treasury shares retired in connection with formation of ICE Group	$ 370
Subsequent Event [Member]
Class of Stock [Line Items]
Share-Based Compensation, Performance Share Awards, Compensation Expense if Target Performance is Met										$ 42
Share-Based Compensation, Performance Share Awards, Shares Vesting if Target Performance is Met										767,109
Share Based Compensation, Performance Share Awards, Maximum Compensation Expense										$ 85
Subsequent Event [Member] | Performance Based Restricted Stock Units [Member] | Maximum [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Shares Reserved For Future Issuance														1,534,218